Non-operating income (expenses)	12 Months Ended
Dec. 31, 2025
OtherNonoperatingIncomeAndExpense [Abstract]
Non-operating income (expenses)
41. NON-OPERATING INCOME (EXPENSES)

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Gains on valuation of investments in joint ventures and associates	132,541	96,176	122,695
Losses on valuation of investments in joint ventures and associates	(22,710)	(19,911)	(24,035)

Total	109,831	76,265	98,660

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Other non-operating incomes	117,746	88,398	726,778
Other non-operating expenses	(209,153)	(197,006)	(410,080)

Total	(91,407)	(108,608)	316,698

(3)	Details of other non-oper ati ng income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Rental fee income	26,477	23,307	34,888
Gains on disposal of investments in joint ventures and associates	33,123	19,642	7,507
Gains on disposal of premises and equipment, intangible assets and other assets	5,267	7,064	45,823
Reversal of impairment loss of premises and equipment, intangible assets and other assets	230	147	971
Bargain purchase gain	—	—	581,010
Others (*)	52,649	38,238	56,579

Total	117,746	88,398	726,778

(*)	Others include 14,060 million Won, 2,517 million Won and 3 million Won of other gains related to other provisions for the years ended December 31, 2023, 2024 and 2025, respectively.

(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Depreciation on investment properties	5,398	8,216	8,511
Operating expenses on investment properties	2,058	2,110	1,316
Losses on disposal of investment in joint ventures and associates	588	532	1,874
Losses on disposal of premises and equipment, intangible assets and other assets	1,873	2,233	3,475
Impairment losses of premises and equipment, intangible assets and other assets	129	3,627	86,354
Donation	63,729	118,589	166,692
Others (*)	135,378	61,699	141,858

Total	209,153	197,006	410,080

(*)	Others include 66,910 million Won, 31,023 million Won and 98,913 million Won of other losses related to other provisions for the years ended December 31, 2023, 2024 and 2025, respectively.